INTANGIBLE ASSETS (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Purchased software USD ($)	Dec. 31, 2013 Purchased software CNY	Dec. 31, 2012 Purchased software CNY
Changes in acquired intangible assets
Intangible assets at the beginning				$ 556,000	3,368,000
Addition				519,000	3,139,000	3,368,000
Less: amortization	(313,000)	(1,892,000)	(536,000)	(156,000)	(944,000)
Intangible assets at the end				919,000	5,563,000	3,368,000
Estimated annual amortization expense for each of the five succeeding fiscal years
2014	215,000	1,301,000
2015	215,000	1,301,000
2016	215,000	1,301,000
2017	215,000	1,301,000
2018	$ 59,000	359,000